Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investment Contracts

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Investment contracts with DPF at amortised cost	59,129	57,153
Investment contracts without DPF
- At amortised cost	196,296	175,335
- At fair value through profit or loss	9	12

Total	255,434	232,500

Movements of Investment Contracts with DPF

The table below presents movements of investment contracts with DPF:

	2018 RMB million	2017 RMB million
As at 1 January	57,153	53,688
Deposits received	4,096	4,829
Deposits withdrawn, payments on death and other benefits	(3,318)	(2,510)
Policy fees deducted from account balances	(38)	(37)
Interest credited	1,236	1,183

As at 31 December	59,129	57,153